Preferred Stock (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) vote shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)
Preferred Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Preferred stock, shares authorized and designated	4,776,800	5,386,234
Preferred Stock, shares issued and outstanding	4,714,432	5,323,875
Preferred stock, liquidation preference, value | $	$ 20,216	$ 20,825
Preferred stock, carrying value | $	$ 19,448	$ 20,057
ESOP, shares authorized and designated	0	609,434
ESOP, shares issued and outstanding	0	609,434
ESOP, liquidation preference value | $	$ 0	$ 609
ESOP, carrying value | $	$ 0	$ 609
Detail of Preferred Stock [Abstract]
Voting rights	If issued, preference shares would be limited to one vote per share
Preferred stock, no voting rights [Member]
Detail of Preferred Stock [Abstract]
Preferred shares authorized	20,000,000
Preferred stock, par or stated value | $	$ 0
Preferred stock, voting rights [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Preferred Stock, shares issued and outstanding	0
Detail of Preferred Stock [Abstract]
Preferred shares authorized	4,000,000
Number of votes per share | vote	1
Preferred stock, par or stated value | $	$ 0
Preferred stock [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
ESOP, shares issued and outstanding	0	609,434
ESOP, carrying value | $	$ 0	$ 609
Dividend Equalization Preferred Shares (DEP) [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Preferred stock, shares authorized and designated	97,000	97,000
Preferred Stock, shares issued and outstanding	96,546	96,546
Preferred stock, liquidation preference, value | $	$ 0	$ 0
Preferred stock, carrying value | $	$ 0	$ 0
Series L - 7.50% Non-Cumulative Perpetual Convertible Class A Preferred Stock [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Preferred stock, shares authorized and designated	4,025,000	4,025,000
Preferred Stock, shares issued and outstanding	3,967,986	3,967,995
Preferred stock, liquidation preference, value | $	$ 3,968	$ 3,968
Preferred stock, carrying value | $	$ 3,200	$ 3,200
Preferred stock, dividend rate (percent)	7.50%	7.50%
Detail of Preferred Stock [Abstract]
Number of common stock shares per preferred share	6.3814	6.3814
Dividends, preferred stock | $	$ 298	$ 298	$ 298
Series Q - 5.85% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Preferred stock, shares authorized and designated	69,000	69,000
Preferred Stock, shares issued and outstanding	69,000	69,000
Preferred stock, liquidation preference, value | $	$ 1,725	$ 1,725
Preferred stock, carrying value | $	$ 1,725	$ 1,725
Preferred stock, dividend rate (percent)	5.85%	5.85%
Series R - 6.625% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Preferred stock, shares authorized and designated	34,500	34,500
Preferred Stock, shares issued and outstanding	33,600	33,600
Preferred stock, liquidation preference, value | $	$ 840	$ 840
Preferred stock, carrying value | $	$ 840	$ 840
Preferred stock, dividend rate (percent)	6.625%	6.625%
Series S - 5.900% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Preferred stock, shares authorized and designated	80,000	80,000
Preferred Stock, shares issued and outstanding	80,000	80,000
Preferred stock, liquidation preference, value | $	$ 2,000	$ 2,000
Preferred stock, carrying value | $	$ 2,000	$ 2,000
Preferred stock, dividend rate (percent)	5.90%	5.90%
Series U - 5.875% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Preferred stock, shares authorized and designated	80,000	80,000
Preferred Stock, shares issued and outstanding	80,000	80,000
Preferred stock, liquidation preference, value | $	$ 2,000	$ 2,000
Preferred stock, carrying value | $	$ 2,000	$ 2,000
Preferred stock, dividend rate (percent)	5.875%	5.875%
Series Y - 5.625% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Preferred stock, shares authorized and designated	27,600	27,600
Preferred Stock, shares issued and outstanding	27,600	27,600
Preferred stock, liquidation preference, value | $	$ 690	$ 690
Preferred stock, carrying value | $	$ 690	$ 690
Preferred stock, dividend rate (percent)	5.625%	5.625%
Series Z - 4.75% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Preferred stock, shares authorized and designated	80,500	80,500
Preferred Stock, shares issued and outstanding	80,500	80,500
Preferred stock, liquidation preference, value | $	$ 2,013	$ 2,013
Preferred stock, carrying value | $	$ 2,013	$ 2,013
Preferred stock, dividend rate (percent)	4.75%	4.75%
Series AA - 4.70% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Preferred stock, shares authorized and designated	46,800	46,800
Preferred Stock, shares issued and outstanding	46,800	46,800
Preferred stock, liquidation preference, value | $	$ 1,170	$ 1,170
Preferred stock, carrying value | $	$ 1,170	$ 1,170
Preferred stock, dividend rate (percent)	4.70%	4.70%
Series BB - 3.90% Fixed-Reset Non-Cumulative Perpetual Class A Preferred Stock [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Preferred stock, shares authorized and designated	140,400	140,400
Preferred Stock, shares issued and outstanding	140,400	140,400
Preferred stock, liquidation preference, value | $	$ 3,510	$ 3,510
Preferred stock, carrying value | $	$ 3,510	$ 3,510
Preferred stock, dividend rate (percent)	3.90%	3.90%
Series CC - 4.375% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Preferred stock, shares authorized and designated	46,000	46,000
Preferred Stock, shares issued and outstanding	42,000	42,000
Preferred stock, liquidation preference, value | $	$ 1,050	$ 1,050
Preferred stock, carrying value | $	$ 1,050	$ 1,050
Preferred stock, dividend rate (percent)	4.375%	4.375%
Series DD - 4.25% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Preferred stock, shares authorized and designated	50,000	50,000
Preferred Stock, shares issued and outstanding	50,000	50,000
Preferred stock, liquidation preference, value | $	$ 1,250	$ 1,250
Preferred stock, carrying value | $	$ 1,250	$ 1,250
Preferred stock, dividend rate (percent)	4.25%	4.25%